October 19, 1995



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for
	Eaton Vance Growth Trust
	1933 Act File No. 2-22019
	1940 Act File no. 811-1241

	In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Growth Trust hereby files its Rule 24f-2 Notice.

	  (i) This Rule 24f-2 Notice is being filed for the fiscal year ended August 31, 1995 ("Fiscal Year").

	 (ii) No shares of the Trust which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Year.

	(iii) No shares of the Trust were registered during the Fiscal Year, other than pursuant to Rule 24f-2.

	 (iv) 16,662,853 shares of the Trust were sold during the Fiscal Year.

	  (v) 16,662,853 shares of the Trust were sold during the Fiscal Year in reliance upon the Declaration of the Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Trust.

	In accordance with subsection (c) of Rule 24f-2, no fee is required since the excess of sales over redemptions during the Fiscal Year was less than and was deducted from registrant's balance of definitively registered shares.

Rule 24f-2 Notice of                           Page 2
Eaton Vance Growth Trust
1933 Act File No. 2-22019
1940 Act File no. 811-1241





Aggregate Sale Price for Shares                  $ 174,152,561
Sold During Fiscal Year Pursuant to
Rule 24f-2.

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Year                                 $ 264,471,519


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
     Applied by Trust Pursuant to
     Rule 24e-2(a) in Filings Made
     Pursuant to Section 24(e)(1) of
     Investment Company Act of 1940             $        0.00

Equals                                          $ (90,318,958)


	Any questions regarding the matter should be addressed to Julia Clarke, Eaton Vance Management, 24 Federal Street, Boston,
Massachusetts  02110.


						Sincerely,

						Eaton Vance Management



						William J. Austin Jr.
						Assistant Treasurer

OPINION OF COUNSEL


October 19, 1995


Eaton Vance Management
24 Federal Street
Boston, MA  02110

RE:     Rule 24f-2 Notice of
	Eaton Vance Growth Trust
	1933 Act File No. 2-22019
	1940 Act File no. 811-1241



Gentlemen:

	In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933, 16,662,853 shares of the Trust sold in reliance upon said Rule 24f-2 during the fiscal year ended August 31, 1995 it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


				Sincerely,

				Eaton Vance Management



				H. Day Brigham, Jr.
				Vice President and
				Chairman of the Executive
				Committee
				Member of Massachusetts and
				New York Bars